Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2013	May 22, 2013	May 17, 2013	Mar. 04, 2013	Dec. 31, 2012
Stockholder Equity Note [Line Items]
Authorized value of rights offering					$ 3,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				0.18776
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.45		0.60		0.45
Class of warrant or right issued, shares			5,000,000
Class of warrant or right issued gross value received			3,000,000
Class of warrant or right issued net value received			1,400,000
Repayments of senior secured note	1,300,000
Repayments of accrued interest on senior secured note	46,800
Reimbursement of legal fee	100,000
Amortization of debt discount (premium)	204,000	53,000
Debt Instrument, Fee Amount	$ 104,000